Share Option Activities, Predetermined Market Condition (Detail) - Predetermined Market Condition - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Outstanding at beginning of period	7,000,000
Granted	0
Exercised	(200,000)
Forfeited	(300,000)
Outstanding at end of period	6,500,000	7,000,000
Vested and expected at end of period	6,500,000
Exercisable at end of period	3,611,112
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 1.53
Granted	0
Exercised	1.53
Forfeited	1.53
Outstanding at end of period	1.53	$ 1.53
Vested and expected at end of period	1.53
Exercisable at end of period	$ 1.53
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	3 years 10 months 17 days	4 years 10 months 17 days
Vested and expected to vest at end of period	3 years 10 months 17 days
Exercisable at end of period	3 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 0
Exercised	0
Forfeited	0
Outstanding at end of period	0	$ 0
Vested and expected to vest at end of period	0
Exercisable at end of period	$ 0